Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Energy Portfolio
May 31, 2023
ENE-NPRT1-0723
1.802168.119
Common Stocks - 99.7%
	Shares	Value ($)
Energy Equipment & Services - 14.5%
Oil & Gas Drilling - 1.7%
Nabors Industries Ltd. warrants 6/11/26 (a)	36,999	517,986
Noble Corp. PLC (a)	210,700	7,951,818
Odfjell Drilling Ltd. (a)	1,535,318	3,589,260
Shelf Drilling Ltd. (a)(b)	1,347,589	2,549,447
Valaris Ltd. (a)	393,200	22,699,436
		37,307,947
Oil & Gas Equipment & Services - 12.8%
Halliburton Co.	2,992,400	85,732,260
Nextier Oilfield Solutions, Inc. (a)(c)	3,955,400	29,823,716
NOV, Inc.	757,600	10,659,432
Oceaneering International, Inc. (a)	853,130	13,061,420
ProFrac Holding Corp. (c)	633,700	7,110,114
ProPetro Holding Corp. (a)	850,601	5,673,509
Schlumberger Ltd.	2,145,069	91,873,305
TechnipFMC PLC (a)	3,230,872	42,453,658
		286,387,414
TOTAL ENERGY EQUIPMENT & SERVICES		323,695,361
Independent Power and Renewable Electricity Producers - 0.4%
Independent Power Producers & Energy Traders - 0.4%
Vistra Corp.	399,800	9,583,206
Oil, Gas & Consumable Fuels - 84.8%
Coal & Consumable Fuels - 0.2%
Arch Resources, Inc.	49,000	5,064,150
Integrated Oil & Gas - 41.1%
Cenovus Energy, Inc.:
warrants (a)	97,500	1,073,475
(Canada)	4,043,006	64,598,748
Chevron Corp.	1,029,603	155,078,804
Exxon Mobil Corp.	5,443,046	556,170,438
Imperial Oil Ltd.	462,400	20,989,383
Occidental Petroleum Corp.	1,494,615	86,179,501
Occidental Petroleum Corp. warrants 8/3/27 (a)	99,550	3,551,944
Suncor Energy, Inc. (c)	1,073,300	30,068,213
		917,710,506
Oil & Gas Exploration & Production - 28.3%
Antero Resources Corp. (a)	1,095,900	22,367,319
APA Corp.	924,500	29,380,610
Callon Petroleum Co. (a)	69,300	2,122,659
Canadian Natural Resources Ltd.	1,527,300	82,277,311
Canadian Natural Resources Ltd.	25,780	1,389,026
Chord Energy Corp.	71,952	10,292,014
Civitas Resources, Inc.	189,454	12,655,527
ConocoPhillips Co.	1,105,266	109,752,914
Coterra Energy, Inc.	413,198	9,606,854
Devon Energy Corp.	683,400	31,504,740
Diamondback Energy, Inc.	163,300	20,763,595
EOG Resources, Inc.	270,764	29,050,270
EQT Corp.	244,300	8,494,311
Hess Corp.	665,400	84,286,218
Magnolia Oil & Gas Corp. Class A	400,600	7,743,598
National Energy Services Reunited Corp. (a)	1,808,118	5,424,354
Northern Oil & Gas, Inc.	123,860	3,704,653
Ovintiv, Inc.	751,300	24,845,491
PDC Energy, Inc.	874,807	60,029,256
Pioneer Natural Resources Co.	188,066	37,507,883
Range Resources Corp.	1,186,300	32,469,031
SM Energy Co.	222,200	5,841,638
		631,509,272
Oil & Gas Refining & Marketing - 10.0%
Marathon Petroleum Corp.	869,192	91,186,933
Phillips 66 Co.	422,873	38,739,396
Valero Energy Corp.	882,800	94,494,912
		224,421,241
Oil & Gas Storage & Transportation - 5.2%
Cheniere Energy, Inc.	544,912	76,162,350
Energy Transfer LP	2,520,100	31,249,240
Golar LNG Ltd.	370,433	7,619,807
		115,031,397
TOTAL OIL, GAS & CONSUMABLE FUELS		1,893,736,566
TOTAL COMMON STOCKS (Cost $1,426,372,469)		2,227,015,133

Money Market Funds - 1.7%
	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund 5.14% (d)(e) (Cost $37,614,808)	37,611,047	37,614,808

TOTAL INVESTMENT IN SECURITIES - 101.4% (Cost $1,463,987,277)	2,264,629,941
NET OTHER ASSETS (LIABILITIES) - (1.4)%	(30,946,984)
NET ASSETS - 100.0%	2,233,682,957

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,549,447 or 0.1% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	613	19,987,471	19,988,084	6,561	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund 5.14%	46,148,408	298,372,463	306,906,063	19,201	-	-	37,614,808	0.1%
Total	46,149,021	318,359,934	326,894,147	25,762	-	-	37,614,808

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.